Commitments and Contingencies (Details) - USD ($)	Jan. 12, 2021	Jun. 30, 2021
Class of Stock [Line Items]
Maximum number of demands for registration of securities	45 days
Underwriting cash discount per unit	$ 0.20
Aggregate underwriter cash discount	$ 8,100,000
Deferred fee per unit	$ 0.35
Deferred underwriting fee payable	$ 14,100,000	$ 14,087,500
Over-allotment option
Class of Stock [Line Items]
Units Issued During Period, Shares, New Issues	5,250,000